Equity based compensation - Additional Information (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) USD ($) EquityInstruments	Dec. 31, 2021 CAD ($) EquityInstruments	Dec. 31, 2020 EquityInstruments
Disclosure Of Equity Based Compensation [Line Items]
Expense from share-based payment transactions with employees	$ 44,390,000	$ 41,565,000
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 25.60	$ 9.53
Performance factor (ratio)	1.0	1.1
Annual forfeiture rate share options granted	3.80%	4.20%
Expense from share-based payment transactions with employees	$ 29,200,000	$ 31,300,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	5,503	6,405	6,244
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments	1,108	2,745
Deferred Share Units [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments outstanding	$ 12.89
Weighted average fair value at measurement date, other equity instruments granted	26.70
Expense from share-based payment transactions with employees	$ 1,500,000	$ 1,900,000
Number of other equity instruments outstanding in share-based payment arrangement	392,757
Number of grants outstanding in share-based payment arrangement	56,262